Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 262,291	£ 302,693
Derivative financial instruments	256,523	300,580
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10,886
Ending balance, financial assets	12,415	10,886
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,608)
Ending balance, financial liabilities	(6,490)	(6,608)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	4,278	5,690
Purchases, fair value measurement, assets (liabilities) net	(14,826)	(6,490)
Sales, fair value measurement, assets (liabilities) net	(12,469)	(7,145)
Issues, fair value measurement, assets (liabilities) net	(101)	(21)
Settlements, fair value measurement, assets (liabilities) net	(450)	(768)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(2)	(4)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	752	464
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(492)	(319)
Ending balance, Assets (liabilities) net	5,925	4,278
Derivative financial assets	4,010	4,468
Derivative financial instruments	6,059	6,239
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(280)	(15)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(137)	(94)
Recurring fair value measurement | Investment property | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10	13
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(2)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	7	10
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	(1)
Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,771)	(835)
Purchases, fair value measurement, assets (liabilities) net	129	807
Sales, fair value measurement, assets (liabilities) net	8	(31)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	85	(160)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	107	(71)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(123)	117
Ending balance, Assets (liabilities) net	(2,049)	(1,771)
Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(226)	16
Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(28)	0
Purchases, fair value measurement, liabilities	(5)	(27)
Sales, fair value measurement, liabilities	23	0
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(12)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	1	0
Ending balance, financial liabilities	(27)	(28)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(6)	(1)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(341)	(343)
Purchases, fair value measurement, liabilities	(4)	0
Sales, fair value measurement, liabilities	0	1
Issues, fair value measurement, liabilities	(101)	(21)
Settlements, fair value measurement, liabilities	66	1
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(68)	(38)
Transfers out of Level 3 of fair value hierarchy, liabilities	23	38
Ending balance, financial liabilities	(404)	(341)
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	21	21
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Asset backed securities
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	0	0
Derivative financial instruments	0	0
Asset backed securities | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	767
Ending balance, financial assets	558	767
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(24)
Ending balance, financial liabilities	0	(24)
Interest rate derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,613
Ending balance, financial assets	1,091	1,613
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,615)
Ending balance, financial liabilities	(1,351)	(1,615)
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(2)	(206)
Purchases, fair value measurement, assets (liabilities) net	(20)	(17)
Sales, fair value measurement, assets (liabilities) net	0	(12)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	105	85
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	90	(18)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(218)	23
Ending balance, Assets (liabilities) net	(260)	(2)
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(255)	109
Interest rate derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	144
Ending balance, financial assets	376	144
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(143)
Ending balance, financial liabilities	(374)	(143)
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	1	(7)
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	40	21
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	10	(19)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(47)	22
Ending balance, Assets (liabilities) net	2	1
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(2)	(16)
Foreign exchange derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	262,291	302,693
Credit derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	196
Ending balance, financial assets	323	196
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(351)
Ending balance, financial liabilities	(709)	(351)
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(155)	198
Purchases, fair value measurement, assets (liabilities) net	239	125
Sales, fair value measurement, assets (liabilities) net	9	24
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(45)	(371)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	10	(21)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	0	116
Ending balance, Assets (liabilities) net	(386)	(155)
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	34	24
Credit derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,497
Ending balance, financial assets	2,220	2,497
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(4,112)
Ending balance, financial liabilities	(3,625)	(4,112)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,615)	(820)
Purchases, fair value measurement, assets (liabilities) net	(90)	699
Sales, fair value measurement, assets (liabilities) net	(1)	(43)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(15)	105
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(3)	(13)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	142	(44)
Ending balance, Assets (liabilities) net	(1,405)	(1,615)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(3)	(101)
Equity derivatives | Recurring fair value measurement | Derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Corporate debt | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	698
Ending balance, financial assets	1,205	698
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3)
Ending balance, financial liabilities	(21)	(3)
Non-asset backed loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,093
Ending balance, financial assets	3,743	3,093
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Equity cash products | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	542
Ending balance, financial assets	393	542
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	84
Ending balance, financial assets	148	84
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,252
Ending balance, financial assets	2,345	1,252
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(186)
Ending balance, financial liabilities	(238)	(186)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,863	2,264
Purchases, fair value measurement, assets	2,261	2,495
Sales, fair value measurement, assets	(1,957)	(2,765)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(154)	(52)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	528	163
Transfers out of Level 3 of fair value hierarchy, assets	(248)	(110)
Ending balance, financial assets	2,281	1,863
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(12)	(132)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	686	656
Purchases, fair value measurement, assets	209	458
Sales, fair value measurement, assets	(370)	(428)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(40)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	114	99
Transfers out of Level 3 of fair value hierarchy, assets	(116)	(34)
Ending balance, financial assets	454	686
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(69)	(25)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	151	120
Purchases, fair value measurement, assets	310	77
Sales, fair value measurement, assets	(123)	(6)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(12)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	41	12
Transfers out of Level 3 of fair value hierarchy, assets	(16)	(17)
Ending balance, financial assets	389	151
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	38	(35)
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	709	974
Purchases, fair value measurement, assets	1,580	1,955
Sales, fair value measurement, assets	(1,409)	(2,182)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(85)	(12)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	45	39
Transfers out of Level 3 of fair value hierarchy, assets	(81)	(55)
Ending balance, financial assets	758	709
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	(10)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	214	392
Purchases, fair value measurement, assets	45	5
Sales, fair value measurement, assets	(53)	(149)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	4	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	80	11
Transfers out of Level 3 of fair value hierarchy, assets	(10)	(4)
Ending balance, financial assets	303	214
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	23	(41)
Trading portfolio assets | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	103	122
Purchases, fair value measurement, assets	117	0
Sales, fair value measurement, assets	(2)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(61)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	248	2
Transfers out of Level 3 of fair value hierarchy, assets	(25)	0
Ending balance, financial assets	377	103
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(3)	(21)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	4,392	4,162
Purchases, fair value measurement, assets	12,703	4,829
Sales, fair value measurement, assets	(10,541)	(4,313)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(440)	(320)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	197	410
Transfers out of Level 3 of fair value hierarchy, assets	(39)	(364)
Ending balance, financial assets	6,079	4,392
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(57)	81
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(136)	(93)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,280	1,964
Purchases, fair value measurement, assets	1,379	1,102
Sales, fair value measurement, assets	(306)	(283)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(248)	(293)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	113	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(352)
Ending balance, financial assets	2,985	2,280
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(59)	142
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(174)	0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	320	835
Purchases, fair value measurement, assets	3	9
Sales, fair value measurement, assets	(247)	(404)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1	9
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	84	320
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(93)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	7	(36)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	88	113
Purchases, fair value measurement, assets	68	2
Sales, fair value measurement, assets	(7)	(20)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(8)	(1)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	35	15
Transfers out of Level 3 of fair value hierarchy, assets	(38)	(12)
Ending balance, financial assets	148	88
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	10	(9)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,704	1,250
Purchases, fair value measurement, assets	11,253	3,716
Sales, fair value measurement, assets	(9,981)	(3,606)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(184)	(26)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	48	386
Transfers out of Level 3 of fair value hierarchy, assets	(1)	0
Ending balance, financial assets	2,862	1,704
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	2	32
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	21	(48)
Fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	153	429
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(35)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(7)	(237)
Total gains or losses recognised in OCI, assets	(2)	(4)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	38	153
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	47	86
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(35)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(7)	0
Total gains or losses recognised in OCI, assets	(2)	(4)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	38	47
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	106	343
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(237)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	0	106
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0